Shareholder Report, Holdings (Details) - C000237976 [Member]	Jul. 31, 2026
Capgemini SE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Banco Bilbao Vizcaya Argentaria SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BAE Systems PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Publicis Groupe SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Siemens AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNP Paribas SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Toyota Motor Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Reckitt Benckiser Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Vinci SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%